Related- Party Transaction - Disclosure of transactions between related parties (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Accounts receivable and other assets	R$ 7,216	R$ 6,359
Accounts payable and other liabilities	74,254	74,210
Revenue
Revenue from services rendered	380	347
Other income	502
Financial Income	430	430
Costs/expenses
Operating costs and expenses	(226,031)	(236,087)
Financial expenses	(257)	(167)
Other entities
Disclosure of transactions between related parties [line items]
Accounts receivable and other assets	6,790	6,359
Accounts payable and other liabilities	2,413	7,506
Revenue
Revenue from services rendered	380	347
Financial Income	430	430
Costs/expenses
Operating costs and expenses	(22,605)	(28,816)
Financial expenses	(12)	(9)
Hispamar
Disclosure of transactions between related parties [line items]
Accounts receivable and other assets	426
Accounts payable and other liabilities	71,841	66,704
Revenue
Other income	502
Costs/expenses
Operating costs and expenses	(203,426)	(207,271)
Financial expenses	R$ (245)	R$ (158)